Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2021
Significant accounting policies
Schedule of property and equipment depreciation methods

Computer equipment	30% per annum
Office equipment	20% per annum
Equipment	30% per annum
Right-of-use asset	straight-line basis over the 5-year term of the lease
Leasehold improvements	straight-line basis over the 5-year term of the lease